Debt - Components of Long-term Debt - Footnote D (Parenthetical) (Detail) - 6.91% Secured Equipment Notes [Member] CAD in Millions	12 Months Ended
Dec. 31, 2014 CAD
Debt Instrument [Line Items]
Debt instrument interest rate	6.91%
Value of locomotive units and other rolling stock used as collateral	CAD 131
Maturity	2024-10